Shareholder Fees {- Disciplined Small Cap Portfolio}	Mar. 18, 2022 USD ($)
02.28 VIP Disciplined Small Cap Portfolio Investor PRO-12 | Disciplined Small Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)